Document and Entity Information	Oct. 09, 2025
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0000918965
Document Type	8-K/A
Document Period End Date	Oct. 09, 2025
Entity Registrant Name	ScanSource, Inc.
Entity Incorporation State Country Code	SC
Entity File Number	00-26926
Entity Tax Identification Number	57-0965380
Entity Address, Address Line One	6 Logue Court
Entity Address, City or Town	Greenville
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29615
City Area Code	864
Local Phone Number	288-2432
Security 12b Title	Common Stock, no par value
Trading Symbol	SCSC
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On October 16, 2025, ScanSource, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) with the Securities and Exchange Commission (“SEC”) to report that, on October 9, 2025 after conducting a competitive selection process, the Audit Committee of the Board of Directors of the Company had approved (i) the dismissal of Grant Thornton LLP (“Grant Thornton”) as the Company’s independent registered public accounting firm, effective upon completion of the interim review of the quarterly information on Form 10-Q for the three months ended September 30, 2025 and (ii) the selection of Deloitte & Touche LLP (“Deloitte”) as the Company’s independent registered public accounting firm for the fiscal year ending June 30, 2026 and related interim periods commencing after September 30, 2025, subject to completion of Deloitte’s standard client acceptance procedures and execution of an engagement letter. This Amendment No. 1 to the Current Report on Form 8-K (the “Form 8-K/A”) amends the Original 8-K to update the disclosures contained in Item 4.01 thereto, and to confirm, as noted in Item 4.01 below, that Grant Thornton’s dismissal as the Company’s independent registered public account firm became effective November 6, 2026, and Deloitte’s engagement as the Company’s independent registered public accounting firm for the fiscal year ending June 30, 2026 commenced on November 6, 2025, following the dismissal of Grant Thornton.